Fair value of financial instruments (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument
The following tables provide a comparison of the carrying values and fair values for financial instruments classified or designated as fair value through profit or loss (FVTPL) and fair value through other comprehensive income (FVOCI). Embedded derivatives are presented on a combined basis with the host contracts. Refer to Note 2 and Note 3 of our audited 2020 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at April 30, 2021
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$41,380	$–	$–	$22,058	$22,058	$63,438	$63,438
Securities
Trading	116,265	9,468	–	–	–	–	125,733	125,733
Investment, net of applicable allowance	–	–	62,619	505	66,295	66,612	129,419	129,736
	116,265	9,468	62,619	505	66,295	66,612	255,152	255,469
Assets purchased under reverse repurchase agreements and securities borrowed	265,880	–	–	–	42,151	42,151	308,031	308,031
Loans, net of applicable allowance
Retail	–	243	259	–	472,783	478,217	473,285	478,719
Wholesale	6,576	2,027	817	–	190,806	192,567	200,226	201,987
	6,576	2,270	1,076	–	663,589	670,784	673,511	680,706
Other
Derivatives	97,236	–	–	–	–	–	97,236	97,236
Other assets (1)	4,048	–	–	–	55,563	55,528	59,611	59,576
Financial liabilities
Deposits
Personal	$270	$17,305			$330,539	$330,101	$348,114	$347,676
Business and government (2)	590	122,791			520,902	522,490	644,283	645,871
Bank (3)	–	14,844			26,082	26,079	40,926	40,923
	860	154,940			877,523	878,670	1,033,323	1,034,470
Other
Obligations related to securities sold short	31,817	–			–	–	31,817	31,817
Obligations related to assets sold under repurchase agreements and securities loaned	–	235,509			21,540	21,540	257,049	257,049
Derivatives	92,402	–			–	–	92,402	92,402
Other liabilities (4)	(11)	136			62,841	62,844	62,966	62,969
Subordinated debentures	–	–			9,014	9,279	9,014	9,279

	As at October 31, 2020
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$21,603	$–	$–	$17,410	$17,410	$39,013	$39,013
Securities
Trading	126,027	10,044	–	–	–	–	136,071	136,071
Investment, net of applicable allowance	–	–	81,395	525	57,823	58,627	139,743	140,547
	126,027	10,044	81,395	525	57,823	58,627	275,814	276,618
Assets purchased under reverse repurchase agreements and securities borrowed	264,394	–	–	–	48,621	48,621	313,015	313,015
Loans, net of applicable allowance
Retail	–	253	260	–	454,429	462,884	454,942	463,397
Wholesale	6,197	2,363	744	–	196,746	198,753	206,050	208,057
	6,197	2,616	1,004	–	651,175	661,637	660,992	671,454
Other
Derivatives	113,488	–	–	–	–	–	113,488	113,488
Other assets (1)	3,414	–	–	–	57,065	57,065	60,479	60,479
Financial liabilities
Deposits
Personal	$104	$17,096			$325,852	$324,804	$343,052	$342,004
Business and government (2)	389	107,466			516,456	518,501	624,311	626,356
Bank (3)	–	18,015			26,507	26,518	44,522	44,533
	493	142,577			868,815	869,823	1,011,885	1,012,893
Other
Obligations related to securities sold short	29,285	–			–	–	29,285	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	–	255,922			18,309	18,309	274,231	274,231
Derivatives	109,927	–			–	–	109,927	109,927
Other liabilities (4)	80	86			65,712	65,719	65,878	65,885
Subordinated debentures	–	–			9,867	10,071	9,867	10,071

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	April 30, 2021						October 31, 2020
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$41,380	$–	$		$41,380	$–	$21,603	$–	$		$21,603
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	8,901	2,251	–			11,152	12,773	3,012	–			15,785
Provincial and municipal	–	10,598	–			10,598	–	11,562	–			11,562
U.S. federal, state, municipal and agencies (1)	652	21,610	33			22,295	1,508	35,029	44			36,581
Other OECD government (2)	4,092	3,289	–			7,381	3,085	3,380	–			6,465
Mortgage-backed securities (1)	–	24	–			24	–	39	–			39
Asset-backed securities
Non-CDO securities (3)	–	511	2			513	–	526	2			528
Corporate debt and other debt	–	22,560	18			22,578	–	21,464	30			21,494
Equities	47,065	2,761	1,366			51,192	39,795	2,561	1,261			43,617
	60,710	63,604	1,419			125,733	57,161	77,573	1,337			136,071
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	793	2,094	–			2,887	647	1,894	–			2,541
Provincial and municipal	–	3,325	–			3,325	–	3,233	–			3,233
U.S. federal, state, municipal and agencies (1)	265	25,530	–			25,795	160	38,364	–			38,524
Other OECD government	–	5,890	–			5,890	–	7,345	–			7,345
Mortgage-backed securities (1)	–	2,207	20			2,227	–	2,343	27			2,370
Asset-backed securities
CDO	–	7,003	–			7,003	–	7,414	–			7,414
Non-CDO securities	–	504	–			504	–	854	–			854
Corporate debt and other debt	–	14,842	146			14,988	–	18,954	160			19,114
Equities	44	139	322			505	38	152	335			525
	1,102	61,534	488			63,124	845	80,553	522			81,920
Assets purchased under reverse repurchase agreements and securities borrowed	–	265,880	–			265,880	–	264,394	–			264,394
Loans	–	8,777	1,145			9,922	–	8,747	1,070			9,817
Other
Derivatives
Interest rate contracts	–	37,376	272			37,648	1	53,720	501			54,222
Foreign exchange contracts	–	42,027	75			42,102	–	39,246	57			39,303
Credit derivatives	–	510	–			510	–	463	–			463
Other contracts	2,821	15,495	20			18,336	4,458	16,767	36			21,261
Valuation adjustments	–	(777)	11			(766)	–	(1,112)	8			(1,104)
Total gross derivatives	2,821	94,631	378			97,830	4,459	109,084	602			114,145
Netting adjustments					(594)	(594)					(657)	(657)
Total derivatives						97,236						113,488
Other assets	1,489	2,557	2			4,048	1,154	2,207	53			3,414
	$66,122	$538,363	$3,432		$(594)	$607,323	$63,619	$564,161	$3,584		$(657)	$630,707
Financial liabilities
Deposits
Personal	$–	17,505	$70	$		$17,575	$–	$17,061	$139	$		$17,200
Business and government	–	123,381	–			123,381	–	107,855	–			107,855
Bank	–	14,844	–			14,844	–	18,015	–			18,015
Other
Obligations related to securities sold short	13,533	18,284	–			31,817	12,484	16,801	–			29,285
Obligations related to assets sold under repurchase agreements and securities loaned	–	235,509	–			235,509	–	255,922	–			255,922
Derivatives
Interest rate contracts	–	31,177	938			32,115	–	46,723	1,089			47,812
Foreign exchange contracts	–	39,698	29			39,727	–	38,210	35			38,245
Credit derivatives	–	674	–			674	–	531	–			531
Other contracts	3,322	16,736	361			20,419	5,734	18,041	337			24,112
Valuation adjustments	–	71	(10)			61	–	(84)	(32)			(116)
Total gross derivatives	3,322	88,356	1,318			92,996	5,734	103,421	1,429			110,584
Netting adjustments					(594)	(594)					(657)	(657)
Total derivatives						92,402						109,927
Other liabilities	220	(106)	11			125	118	10	38			166
	$17,075	$497,773	$1,399		$(594)	$515,653	$18,336	$519,085	$1,606		$(657)	$538,370

(1)	As at April 30, 2021, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $14,141 million and $nil (October 31, 2020 – $20,520 million and $nil), respectively, and in all fair value levels of Investment securities were $7,917 million and $2,041 million (October 31, 2020 – $9,487 million and $2,137 million), respectively.
(2)	OECD stands for Organisation for Economic Co-operation and Development.
(3)	CDO stands for collateralized debt obligations.

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended April 30, 2021
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$39	$–	$(2)	$–	$(4)	$–	$–	$33	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	36	(1)	–	–	(4)	–	(13)	18	(1)
Equities	1,332	30	(33)	55	(43)	25	–	1,366	50
	1,409	29	(35)	55	(51)	25	(13)	1,419	49
Investment
Mortgage-backed securities	21	–	(1)	–	–	–	–	20	n.a.
Corporate debt and other debt	154	–	(9)	–	1	–	–	146	n.a.
Equities	336	–	(14)	–	–	–	–	322	n.a.
	511	–	(24)	–	1	–	–	488	n.a.
Loans	1,113	(18)	(15)	51	(4)	54	(36)	1,145	18
Other
Net derivative balances (3)
Interest rate contracts	(643)	(32)	–	15	(2)	(6)	2	(666)	(32)
Foreign exchange contracts	42	12	(2)	10	(8)	6	(14)	46	12
Other contracts	(100)	14	2	(39)	–	(232)	14	(341)	6
Valuation adjustments	36	–	–	–	(15)	–	–	21	–
Other assets	9	–	–	–	(7)	–	–	2	–
	$2,377	$5	$(74)	$92	$(86)	$(153)	$(47)	$2,114	$53
Liabilities
Deposits	$(169)	$(26)	$2	$(47)	$34	$(5)	$141	$(70)	$9
Other
Other liabilities	(13)	–	–	–	2	–	–	(11)	–
	$(182)	$(26)	$2	$(47)	$36	$(5)	$141	$(81)	$9

	For the three months ended April 30, 2020
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$55	$–	$4	$–	$(5)	$–	$–	$54	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	19	–	–	–	–	–	–	19	–
Equities	1,236	(51)	43	47	(19)	–	–	1,256	(37)
	1,312	(51)	47	47	(24)	–	–	1,331	(37)
Investment
Mortgage-backed securities	27	–	1	–	–	–	–	28	n.a.
Corporate debt and other debt	158	–	6	1	–	–	–	165	n.a.
Equities	293	–	36	4	–	–	–	333	n.a.
	478	–	43	5	–	–	–	526	n.a.
Loans	995	(7)	–	172	(490)	332	(8)	994	16
Other
Net derivative balances (3)
Interest rate contracts	(610)	(114)	(2)	(3)	7	34	92	(596)	(55)
Foreign exchange contracts	25	39	1	5	–	–	(4)	66	33
Other contracts	(155)	(79)	(8)	(72)	(1)	(23)	12	(326)	(60)
Valuation adjustments	16	–	–	–	(6)	–	–	10	–
Other assets	80	(26)	4	–	(9)	–	–	49	(27)
	$2,141	$(238)	$85	$154	$(523)	$343	$92	$2,054	$(130)
Liabilities
Deposits	$(268)	$87	$(4)	$(39)	$8	$(66)	$119	$(163)	$96
Other
Other liabilities	(59)	16	(3)	1	9	–	–	(36)	16
	$(327)	$103	$(7)	$(38)	$17	$(66)	$119	$(199)	$112

	For the six months ended April 30, 2021
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$44	$–	$(3)	$–	$(8)	$–	$–	$33	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	30	(1)	–	3	(4)	14	(24)	18	(1)
Equities	1,261	48	(66)	164	(66)	25	–	1,366	89
	1,337	47	(69)	167	(78)	39	(24)	1,419	88
Investment
Mortgage-backed securities	27	–	(7)	–	–	–	–	20	n.a.
Corporate debt and other debt	160	–	(16)	–	2	–	–	146	n.a.
Equities	335	–	(15)	–	2	–	–	322	n.a.
	522	–	(38)	–	4	–	–	488	n.a.
Loans	1,070	(23)	(9)	133	–	70	(96)	1,145	38
Other
Net derivative balances (3)
Interest rate contracts	(588)	(31)	(2)	12	(40)	(9)	(8)	(666)	(23)
Foreign exchange contracts	22	25	1	15	(14)	7	(10)	46	29
Other contracts	(301)	3	13	(56)	47	(224)	177	(341)	20
Valuation adjustments	40	–	–	–	(19)	–	–	21	–
Other assets	53	(39)	(2)	–	(10)	–	–	2	(39)
	$2,155	$(18)	$(106)	$271	$(110)	$(117)	$39	$2,114	$113
Liabilities
Deposits	$(139)	$(55)	$5	$(92)	$47	$(77)	$241	$(70)	$12
Other
Other liabilities	(38)	22	1	–	4	–	–	(11)	22
	$(177)	$(33)	$6	$(92)	$51	$(77)	$241	$(81)	$34

	For the six months ended April 30, 2020
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$58	$–	$4	$–	$(8)	$–	$–	$54	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	21	(1)	–	–	(1)	–	–	19	–
Equities	1,219	(78)	47	118	(47)	–	(3)	1,256	(49)
	1,300	(79)	51	118	(56)	–	(3)	1,331	(49)
Investment
Mortgage-backed securities	27	–	1	–	–	–	–	28	n.a.
Corporate debt and other debt	153	–	11	1	–	–	–	165	n.a.
Equities	294	–	36	4	(1)	–	–	333	n.a.
	474	–	48	5	(1)	–	–	526	n.a.
Loans	680	19	–	490	(499)	340	(36)	994	17
Other
Net derivative balances (3)
Interest rate contracts	(585)	(110)	(2)	(39)	8	34	98	(596)	(56)
Foreign exchange contracts	21	40	1	16	–	(5)	(7)	66	31
Other contracts	(195)	(94)	(7)	(74)	7	(33)	70	(326)	(72)
Valuation adjustments	22	–	–	–	(12)	–	–	10	–
Other assets	77	(19)	4	–	(13)	–	–	49	(20)
	$1,794	$(243)	$95	$516	$(566)	$336	$122	$2,054	$(149)
Liabilities
Deposits	$(156)	$86	$(4)	$(213)	$18	$(82)	$188	$(163)	$94
Other
Other liabilities	(60)	12	(3)	4	11	–	–	(36)	12
	$(216)	$98	$(7)	$(209)	$29	$(82)	$188	$(199)	$106

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized losses on Investment securities recognized in OCI were $8 million for the three months ended April 30, 2021 (April 30, 2020 – gains of $25 million) and losses of $11 million for the six months ended April 30, 2021 (April 30, 2020 – gains of $29 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at April 30, 2021 included derivative assets of $378 million (April 30, 2020 – $698 million) and derivative liabilities of $1,318 million (April 30, 2020 – $1,544 million).
n.a.	not applicable

Summary of Net Interest Income From Financial Instruments
Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended		For the six months ended
(Millions of Canadian dollars)	April 30 2021	April 30 2020	April 30 2021	April 30 2020
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$1,080	$2,436	$2,252	$5,421
Financial instruments measured at fair value through other comprehensive income	92	305	194	614
Financial instruments measured at amortized cost	5,726	6,485	11,688	13,429
	6,898	9,226	14,134	19,464
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$702	$1,635	$1,439	$3,995
Financial instruments measured at amortized cost	1,342	2,126	2,806	4,783
	2,044	3,761	4,245	8,778
Net interest income	$4,854	$5,465	$9,889	$10,686

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Interim Consolidated Statements of Income:
f
or the three months ended April 30, 2021, Interest income of $139 million (April 30, 2020 – $123 million), and Interest expense of $1 million (April 30, 2020 – $1 million);
f
or the six months ended April 30, 2021, Interest income of $288 million (April 30, 2020 – $255 million), and Interest expense of $2 million (April 30, 2020 – $3 million).
(2)	Includes dividend income for the three months ended April 30, 2021 of $609 million (April 30, 2020 – $614 million) and for the six months ended April 30, 2021 of $1,217 million (April 30, 2020 – $1,222 million), which is presented in Interest and dividend income in the Interim Consolidated Statements of Income.